2ndVote Life Neutral Plus ETF
Schedule of Investments
March 31, 2021 (Unaudited)
	Shares	Value

COMMON STOCKS - 98.6%
Ireland - 3.3%
Health Care Equipment & Supplies - 3.3%
Medtronic PLC - ADR	992	$117,185

United States - 95.3%
Air Freight & Logistics - 3.5%
FedEx Corp.	436	123,841
Airlines - 2.2%
Southwest Airlines Co. (a)	1,300	79,378
Auto Components - 2.1%
BorgWarner, Inc.	1,607	74,501
Biotechnology - 8.0%
Exelixis, Inc. (a)	3,231	72,988
Gilead Sciences, Inc.	1,538	99,401
Regeneron Pharmaceuticals, Inc. (a)	237	112,134
Total Biotechnology		284,523
Capital Markets - 3.2%
Bank of New York Mellon Corp.	2,385	112,787
Communications Equipment - 4.9%
Arista Networks, Inc. (a)	227	68,529
Lumentum Holdings, Inc. (a)	1,158	105,783
Total Communications Equipment		174,312
Consumer Finance - 2.2%
Discover Financial Services	806	76,562
Electronic Equipment, Instruments & Components - 6.4%
Amphenol Corp. - Class A	990	65,310
II-VI, Inc. (a)	1,382	94,487
Littelfuse, Inc.	251	66,375
Total Electronic Equipment, Instruments & Components		226,172
Food & Staples Retailing - 1.8%
BJ's Wholesale Club Holdings, Inc. (a)	1,445	64,823
Food Products - 2.5%
Hormel Foods Corp.	1,845	88,154
Health Care Providers & Services - 4.8%
CVS Health Corp.	1,398	105,171
UnitedHealth Group, Inc.	180	66,973
Total Health Care Providers & Services		172,144
Hotels, Restaurants & Leisure - 4.8%
Chipotle Mexican Grill, Inc. (a)	121	171,919
Household Durables - 2.1%
PulteGroup, Inc.	1,416	74,255
Household Products - 1.7%
Kimberly-Clark Corp.	438	60,904
Industrial Conglomerates - 2.8%
Honeywell International, Inc.	460	99,852
Insurance - 3.7%
Lincoln National Corp.	2,087	129,957
Media - 4.0%
Charter Communications, Inc. - Class A (a)	96	59,234
Interpublic Group of Cos.	2,885	84,242
Total Media		143,476
Metals & Mining - 2.5%
Steel Dynamics, Inc.	1,775	90,099
Multiline Retail - 2.1%
Dollar Tree, Inc. (a)	661	75,658
Oil, Gas & Consumable Fuels - 4.2%
Diamondback Energy, Inc.	1,191	87,527
Phillips 66	751	61,236
Total Oil, Gas & Consumable Fuels		148,763
Professional Services - 2.2%
Jacobs Engineering Group, Inc.	598	77,303
Real Estate Investment Trusts (REITs) - 4.3%
Kimco Realty Corp.	4,171	78,206
Weyerhaeuser Co.	2,153	76,647
Total Real Estate Investment Trusts (REITs)		154,853
Semiconductors & Semiconductor Equipment - 4.0%
Lam Research Corp.	241	143,453
Software - 8.5%
Fortinet, Inc. (a)	797	146,983
ServiceNow, Inc. (a)	307	153,534
Total Software		300,517
Specialty Retail - 6.8%
Home Depot, Inc.	457	139,500
O'Reilly Automotive, Inc. (a)	205	103,986
Total Specialty Retail		243,486
Total United States		3,391,692
TOTAL COMMON STOCKS (Cost $3,145,319)		3,508,877

SHORT-TERM INVESTMENTS - 1.4%
Money Market Funds - 1.4%
First American Government Obligations Fund - Class X, 0.04% (b)	48,425	48,425
TOTAL SHORT-TERM INVESTMENTS (Cost $48,425)		48,425

Total Investments (Cost $3,193,744) - 100.0%		3,557,302
Other Assets in Excess of Liabilities - 0.0%		242
TOTAL NET ASSETS - 100.0%		$3,557,544

Percentages are stated as a percent of net assets.
ADR	American Depositary Receipt

(a)	Non-income producing security.
(b)	The rate quote is the annualized seven-day yield at March 31, 2021.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor's Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services ("Fund Services").